Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000243076 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000243076 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000243076 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000243076 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000243076 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000243076 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000243076 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000243076 | Autodesk, Inc.FR_052769106
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000243076 | Salesforce, Inc.FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000243076 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000243076 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000243076 | SectorHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000243076 | SectorBeverages
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000243076 | SectorAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000243076 | SectorFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000243076 | SectorBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000243076 | SectorEntertainment
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000243076 | SectorBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000243076 | SectorAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000243076 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000243076 | SectorInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000243076 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000220375 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000220375 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000220375 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000220375 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000220375 | Taiwan Semiconductor Manufacturing Co. Ltd., ADRFR_874039100
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000220375 | Walt Disney Co.FR_254687106
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000220375 | Intercontinental Exchange, Inc.FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000220375 | ServiceNow, Inc.FR_81762P102
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000220375 | Monolithic Power Systems, Inc.FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000220375 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000220375 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000220375 | SectorEntertainment
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000220375 | SectorBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000220375 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000220375 | SectorInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000220375 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000220375 | SectorConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000220375 | SectorHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000220375 | SectorSpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000220375 | SectorGround Transportation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000220375 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000220375 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000220375 | SectorOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000220375 | SectorCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000220375 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	5.00%